GROSS SALES ROYALTY PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Gross Sales Royalty Payable
GROSS SALES ROYALTY PAYABLE

NOTE 13 – GROSS SALES ROYALTY PAYABLE

In June 2015, the Company entered into a Royalty Purchase Agreement (the “Royalty Agreement”) with a purchaser (“Purchaser”) for a gross sales royalty. The Purchaser agreed to purchase a sales royalty for the sum of $1,000,000 plus applicable taxes. Upon mutual agreement the Purchaser may purchase one or more additional royalties in an aggregate amount of up to $1,000,000. For the period June 2015 through May 2017, the Company paid a monthly payment of $20,833. Effective June 1, 2017, all subsequent monthly royalty payments has been equal to the greater of $20,833 plus the amount determined in accordance with the following:

i.	If the trailing twelve-month revenue of the Company is equal to or less than $6,110,000, 3.60% of the Company’s monthly revenues, in perpetuity (unless terminated in accordance with the Royalty Agreement);

ii.	If the trailing twelve-month revenue of the Company is equal to or greater than $17,200,000, 1.30% of the Company’s monthly revenues, in perpetuity (unless terminated in accordance with the Royalty Agreement); or

iii.	If the trailing twelve-month revenue of the Company is greater than $6,110,000 but less than $17,200,000, such percentage of monthly revenue determined by dividing $220,060 by the amount of the trailing twelve-month revenue and multiplying the result by 100, in perpetuity (unless terminated in accordance with the Royalty Agreement).

The royalty percentage was fixed at 3.6% based on the trailing twelve-month revenue at the time of executing the Royalty Agreement. On June 1, 2017, the royalty percentage was changed to 2.4% based on the trailing twelve-month revenues at the time as outlined in the table above.

The Royalty Agreement contains an option for a one-time buy down of the royalty rate. At any time following the date on which the Purchaser has received royalty payments that are, in the aggregate, equal to two times the then applicable Aggregate Installment Amount ($1,000,000), the Company may purchase and extinguish 75% (but no more nor less) of all amounts owing or to become owing to the Purchaser hereunder. In the event the Company wants to exercise the buy down option, the Company would pay the Purchaser $750,000. The adjusted royalty rate going forward would then be 0.6% (75% of the 2.4%).

The Royalty Agreement also contains an option for a buyout upon the change of control. If pursuant to a proposed change of control the acquirer under such transaction requires, as a condition to the completion of such transaction, that the Company purchase and extinguish all amounts owing or to become owing to the Purchaser hereunder, the Company will pay the greater of:

i.	An amount equal to two times the aggregate installment amount as at the date of the change of control buyout notice; and
ii.	An amount equal to A multiplied by B multiplied by C, where:

a.	A is equal to the aggregate installment amount as at the date of the change in control divided by $22,500,000;
b.	B is equal to 0.8; and
c.	C is equal to the net equity value of the Company; or in the case of a proposed asset sale, the proposed net purchase price of all or substantially all of the Company’s assets.

The Royalty Agreement does not contain a stated maturity date or bear interest. The agreement provides for a perpetual payment obligation, whereby the Company is required to remit a royalty equal to either 2.4% or 0.6% of applicable revenue, depending on whether the royalty rate buy-down option has been exercised. While the royalty percentage may be reduced pursuant to the terms of the buy-down provision, the only mechanism for terminating the Royalty Agreement is through a buyout that may be required by an acquirer in connection with a change of control transaction. In the absence of such a change of control, the Royalty Agreement remains in effect indefinitely.

Because the gross sales royalty payable has no stated fixed interest rate or maturity date, it is considered variable interest perpetual debt. The periodic variable payments to the Purchaser are recorded in interest expense. The outstanding balance at March 31, 2025 and December 31, 2024, was $1,000,000. During the three months ended March 31, 2025 and 2024, the Company incurred interest expense of $38,911 and $96,509, respectively.

NOTE 16 – GROSS SALES ROYALTY PAYABLE

In June 2015, the Company entered into a Royalty Purchase Agreement (the “Royalty Agreement”) with a purchaser (“Purchaser”) for a gross sales royalty. The Purchaser agreed to purchase a sales royalty for the sum of $1,000,000 plus applicable taxes. Upon mutual agreement the Purchaser may purchase one or more additional royalties in an aggregate amount of up to $1,000,000. For the period June 2015 through May 2017, the Company paid a monthly payment of $20,833. Effective June 1, 2017, all subsequent monthly royalty payments has been equal to the greater of $20,833 plus the amount determined in accordance with the following:

i.	If the trailing twelve-month revenue of the Company is equal to or less than $6,110,000, 3.60% of the Company’s monthly revenues, in perpetuity (unless terminated in accordance with the Royalty Agreement);

ii.	If the trailing twelve-month revenue of the Company is equal to or greater than $17,200,000, 1.30% of the Company’s monthly revenues, in perpetuity (unless terminated in accordance with the Royalty Agreement); or

iii.	If the trailing twelve-month revenue of the Company is greater than $6,110,000 but less than $17,200,000, such percentage of monthly revenue determined by dividing $220,060 by the amount of the trailing twelve-month revenue and multiplying the result by 100, in perpetuity (unless terminated in accordance with the Royalty Agreement).

The royalty percentage was fixed at 3.6% based on the trailing twelve-month revenue at the time of executing the Royalty Agreement. On June 1, 2017, the royalty percentage was changed to 2.4% based on the trailing twelve-month revenues at the time as outlined in the table above.

The Royalty Agreement contains an option for a one-time buy down of the royalty rate. At any time following the date on which the Purchaser has received royalty payments that are, in the aggregate, equal to two times the then applicable Aggregate Installment Amount ($1,000,000), the Company may purchase and extinguish 75% (but no more nor less) of all amounts owing or to become owing to the Purchaser hereunder. In the event the Company wants to exercise the buy down option, the Company would pay the Purchaser $750,000. The adjusted royalty rate going forward would then be 0.6% (75% of the 2.4%).

The Royalty Agreement also contains an option for a buyout upon the change of control. If pursuant to a proposed change of control the acquirer under such transaction requires, as a condition to the completion of such transaction, that the Company purchase and extinguish all amounts owing or to become owing to the Purchaser hereunder, the Company will pay the greater of:

i.	An amount equal to two times the aggregate installment amount as at the date of the change of control buyout notice; and
ii.	An amount equal to A multiplied by B multiplied by C, where:

a.	A is equal to the aggregate installment amount as at the date of the change in control divided by $22,500,000;
b.	B is equal to 0.8; and
c.	C is equal to the net equity value of the Company; or in the case of a proposed asset sale, the proposed net purchase price of all or substantially all of the Company’s assets.

The Royalty Agreement does not contain a stated maturity date or bear interest. The agreement provides for a perpetual payment obligation, whereby the Company is required to remit a royalty equal to either 2.4% or 0.6% of applicable revenue, depending on whether the royalty rate buy-down option has been exercised. While the royalty percentage may be reduced pursuant to the terms of the buy-down provision, the only mechanism for terminating the Royalty Agreement is through a buyout that may be required by an acquirer in connection with a change of control transaction. In the absence of such a change of control, the Royalty Agreement remains in effect indefinitely.

Because the gross sales royalty payable has no stated fixed interest rate or maturity date, it is considered variable interest perpetual debt. The periodic variable payments to the Purchaser are recorded in interest expense. The outstanding balance at December 31, 2024 and 2023, was $1,000,000. During the years ended December 31, 2024 and 2023, the Company incurred $545,268 and $601,064, respectively.